Investment in associated companies - Narrative (Details) - USD ($)	2 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended
	Feb. 22, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2021	Feb. 23, 2022	Jan. 20, 2022	Dec. 31, 2021
Schedule of Equity Method Investments [Line Items]
Income (loss) from equity method investments	$ (2,000,000)	$ (8,000,000)	$ 0	$ (6,000,000)		$ 1,000,000
Investments in associated companies		$ 58,000,000		$ 58,000,000	$ 58,000,000		$ 64,000,000	$ (152,000,000)	$ 27,000,000
Reorganization, chapter 11, fresh-start adjustment
Schedule of Equity Method Investments [Line Items]
Investments in associated companies	$ (17,000,000)
Paratus Energy Services
Schedule of Equity Method Investments [Line Items]
Ownership interest (as percent)		35.00%		35.00%	35.00%			35.00%
Equity method investments, fair value disclosure								$ 56,000,000
Income (loss) from equity method investments				$ (6,000,000)
Investments in associated companies		$ 33,000,000		$ 33,000,000	$ 33,000,000				$ 0
Paratus Energy Services | Reorganization, chapter 11, fresh-start adjustment
Schedule of Equity Method Investments [Line Items]
Assets, fair value adjustment					$ 39,000,000
Paratus Energy Services
Schedule of Equity Method Investments [Line Items]
Noncontrolling interest, ownership percentage by parent								65.00%
Guarantees, fair value disclosure								$ 0